Expense Example - Class K - BlackRock Defensive Advantage Emerging Markets Fund - Class K Shares	Dec. 14, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	$ 585